Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2019		$ 30,000	$ 2,934,595	$ 1,579,926	$ (36,273)	$ 4,508,248
Balance (in Shares) at Mar. 31, 2019	[1]	30,000,000
Net income				2,539,076		2,539,076
Dividend declared				(690,829)		(690,829)
Foreign currency translation adjustment					72,884	72,884
Balance at Mar. 31, 2020		$ 30,000	2,934,595	3,428,173	36,611	6,429,379
Balance (in Shares) at Mar. 31, 2020	[1]	30,000,000
Net income				5,044,670		5,044,670
Dividend declared				(4,699,617)		(4,699,617)
Foreign currency translation adjustment					(20,245)	(20,245)
Balance at Mar. 31, 2021		$ 30,000	2,934,595	3,773,226	16,366	6,754,187
Balance (in Shares) at Mar. 31, 2021	[1]	30,000,000
Net income				3,491,305		3,491,305
Foreign currency translation adjustment					(50,390)	(50,390)
Balance at Mar. 31, 2022		$ 30,000	$ 2,934,595	$ 7,264,531	$ (34,024)	$ 10,195,102
Balance (in Shares) at Mar. 31, 2022	[1]	30,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 7).